Shareholder Report, Average Annual Return (Details) 190119_Angel Oak Mortgage-Backed Securities ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Angel Oak Mortgage-Backed Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak Mortgage-Backed Securities ETF NAV
Average Annual Return, Percent		4.70%	0.79%	0.98%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.71%	(0.40%)	(0.06%)
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent		4.13%	0.09%	0.19%